Consolidated Statements of Stockholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Mar. 29, 2014 USD ($)
Stock rights offering, net of taxes	$ 0
Voting Common Stock Outstanding [Member]
Stock rights offering, net of taxes	0
Voting Common Stock [Member]
Stock rights offering, net of taxes	$ 0